Streams and other interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Streams and other interests
Balance, begin	$ 0	$ 0
Acquisitions	56,119	0
Settlement receipts	(4,581)	0
Change in fair value of net precious metals income	4,581	0
Depreciation-like charges	(2,283)	0
Revaluation of streams and other interests	6,127	0
Balance, end	$ 59,963	$ 0